Stock Incentive Plans (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation
Stock-based compensation expense by classification included within the consolidated statements of operations and comprehensive income (loss) was as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Research and development	$712	$1,192
General and administrative	719	1,084
Total stock-based compensation expense	$1,431	$2,276

Stock-based compensation expense by classification included within the consolidated statements of operations and comprehensive income (loss), including $1.5 million recognized as stock-based compensation expense upon the achievement of a technical milestone by Ginkgo Bioworks Holdings, Inc., or Ginkgo, during the year ended December 31, 2023 and $1.0 million recognized as stock-based compensation expense upon the issuance of common stock to Ginkgo during the year ended December 31, 2022 as described in Note 16, was as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Research and development	$12,985	$5,061	$3,204
General and administrative	12,793	6,133	4,516
Total stock-based compensation expense	$25,778	$11,194	$7,720

Schedule of Weighted Average Assumptions Used
The estimated grant date fair values of stock option awards granted under the 2016 Plan and the 2018 Inducement Incentive Award Plan were calculated using the Black-Scholes option pricing model based on the following weighted-average assumptions:

	Three Months Ended March 31,
	2024	2023
Risk-free interest rate	3.95%	3.95%
Dividend yield	—	—
Expected term (in years)	6.20	5.94
Expected volatility	95.37%	94.64%
Weighted-average fair value of common stock	$19.78	$34.50

The fair value of the stock options assumed in connection with the Merger was calculated using a Black-Scholes option pricing model based on the following weighted-average assumptions:

	Common Stock	Series A Preferred Stock
Risk-free interest rate	4.83%	4.92%
Dividend yield	—	—
Expected term	3.59	3.29
Expected volatility	83.77%	83.87%
Weighted-average fair value of common stock or Series A Preferred Stock, as applicable	$0.40	$403.47
The estimated grant date fair values of employee stock option awards granted under the 2016 Plan and the 2018 Inducement Incentive Award Plan were calculated using the Black-Scholes option pricing model, based on the following weighted-average assumptions:

	Year Ended December 31,
	2023	2022	2021
Risk-free interest rate	3.95%	2.24%	0.79%
	Year Ended December 31,
	2023	2022	2021
Dividend yield	—	—	—
Expected term	5.94	6.02	6.03
Expected volatility	94.64%	92.21%	95.04%
Weighted-average fair value of common stock	$1.15	$2.63	$3.58

Schedule of Options Activity
The following table summarizes the stock option activity under the 2016 Plan, the 2018 Inducement Incentive Award Plan, and Old Cartesian Plan for options for common stock:

	Number of common stock options	Weighted-average exercise price ($)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2023	776,865	$2.97	6.50	$13,760
Granted	641,089	$19.78
Exercised	(52,558)	$2.93
Forfeited	(17,778)	$11.46
Outstanding at March 31, 2024	1,347,618	$10.86	7.88	$11,827
Vested at March 31, 2024	583,183	$2.98	5.90	$9,633
Vested and expected to vest at March 31, 2024	1,200,826	$9.77	7.72	$11,827
The following table summarizes the stock option activity under the Old Cartesian Plan for options for Series A Preferred Stock:

	Number of Series A Preferred Stock options	Weighted-average exercise price ($)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2023	14,112.299	$79.94	5.91	$8,601
Outstanding at March 31, 2024	14,112.299	$79.94	5.65	$8,043
Vested at March 31, 2024	11,323.762	$73.14	5.05	$6,530
Vested and expected to vest at March 31, 2024	14,112.299	$79.94	5.65	$8,043

The following table summarizes the stock option activity under the 2008 Plan, the 2016 Plan, the 2018 Inducement Incentive Award Plan, and Old Cartesian Plan for options for common stock:

	Number of Common Stock options	Weighted-average exercise price ($)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Employees
Outstanding at December 31, 2022	15,578,412	$3.44	7.57	$4
Granted	5,477,200	$1.15
Assumed in connection with Merger	23,306,661	$0.10
Exercised	—	$—
Forfeited	(2,215,020)	$2.68
Cancelled/settled in connection with the Merger	(18,840,592)	$2.86
Outstanding at December 31, 2023	23,306,661	$0.10	6.50	$13,760
Vested at December 31, 2023	18,067,999	$0.10	6.13	$10,725
Vested and expected to vest at December 31, 2023	23,306,661	$0.10	6.50	$13,760

Non-employee consultants
Outstanding at December 31, 2022	266,239	$8.05	5.08	$—
Forfeited	—	$—
Cancelled/settled in connection with the Merger	(266,239)	$8.05
Outstanding at December 31, 2023	—	$—	—	$—
The following table summarizes the stock option activity under the Old Cartesian Plan for options for Series A Preferred Stock:

	Number of Series A Preferred Stock options	Weighted-average exercise price ($)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Employees
Outstanding at December 31, 2022	—	$—	—	$—
Assumed in connection with Merger	14,112.299	$79.94
Outstanding at December 31, 2023	14,112.299	$79.94	5.91	$8,601
	Number of Series A Preferred Stock options	Weighted-average exercise price ($)	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Vested at December 31, 2023	10,860.441	$71.67	5.15	$6,709
Vested and expected to vest at December 31, 2023	14,112.299	$79.94	5.91	$8,601

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
The following table summarizes the Company’s restricted stock units under the 2016 Plan, the 2018 Inducement Incentive Award Plan, and the Old Cartesian Plan:

	Number of shares	Weighted-average grant date fair value ($)
Unvested at December 31, 2023	—	$—
Granted	471,104	19.80
Forfeited	(7,086)	19.80
Unvested at March 31, 2024	464,018	$19.80

The following table summarizes the Company’s restricted stock units under the 2016 Plan and 2018 Inducement Incentive Award Plan:

	Number of shares	Weighted average grant date fair value ($)
Unvested at December 31, 2022	1,705,558	$2.62
Granted	1,054,600	1.13
Vested	(636,418)	2.40
Forfeited	(446,108)	1.91
Cancelled/settled in connection with the Merger	(1,677,632)	1.96
Unvested at December 31, 2023	—	$—